Employee Benefits	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
Employee Benefits	Employee Benefits
Defined Contribution Plans

Defined contribution or profit sharing style plans ("the Plans") are offered in a number of countries. In some cases, these plans are required by local laws or regulations. Certain employees are eligible to participate in the Plans and participants in the Plans may elect to defer a portion of their pre-tax earnings into a pension plan, which is run by an independent party. The Company matches participant's contributions up to certain levels of the participant's annual compensation.

The Company's United States operations maintain retirement plans (the "U.S. Plans") that qualify as a deferred salary arrangement under Section 401(k) of the Internal Revenue Code. Participants in the U.S. Plans may elect to defer a portion of their earnings, up to the Internal Revenue Service annual contribution limit. The Company matches participant's contributions at varying amounts, subject to a maximum of 4.5% of the participant's annual compensation. Contributions to this U.S. Plan are recorded, in the year contributed, as an expense in the Consolidated Statement of Operations. Contributions for the years ended December 31, 2023, December 31, 2022 and December 31, 2021 were $40.4 million, $45.8 million and $23.7 million respectively.

Pension and Postretirement Benefit Plans

The Company maintains various retirement plans across the Group, many of which are required by local employment laws. The balances recorded to the balance sheet are as follows:

	December 31, 2023	December 31, 2022
	(in thousands)
Other receivables	$6,321	$6,492
Non-current other liabilities (note 16)	(14,738)	(13,033)

In addition to the specific defined benefit schemes shown separately below, the Company maintains several other retirement plans which have a cumulative total net obligation of $12.3 million and $11.6 million recorded to non-current other liabilities as of December 31, 2023 and December 31, 2022, respectively.

ICON Development Solutions Limited pension plan

ICON Development Solutions Limited, a subsidiary of ICON Plc, operates a defined benefit pension plan in the United Kingdom for its employees. The plan is managed externally and the related pension costs and liabilities are assessed in accordance with the advice of a professionally qualified actuary. Plan assets at December 31, 2023 and December 31, 2022 consist of units held in independently administered funds. Pension plan disclosures are presented in the following tables in accordance with the requirements of ASC 715-20, Defined Benefit Plans - General. The plan has been closed to new entrants with effect from July 1, 2003.

Funded surplus	December 31, 2023	December 31, 2022
	(in thousands)
Projected benefit obligation	$(20,999)	$(19,558)
Fair value of plan assets	27,320	26,050
Funded surplus	$6,321	$6,492

The funded status as at December 31, 2023 and December 31, 2022 is included in other long-term receivables on the Consolidated Balance Sheet.

Change in benefit obligation	December 31, 2023	December 31, 2022
	(in thousands)
Benefit obligation at beginning of year	$19,558	$41,813
Service cost	42	117
Interest cost	975	672
Plan participants' contributions	19	19
Benefits paid	(318)	(514)
Actuarial gain	(335)	(18,636)
Foreign currency exchange rate changes	1,058	(3,913)
Benefit obligation at end of year	$20,999	$19,558

Change in plan assets	December 31, 2023	December 31, 2022
	(in thousands)
Fair value of plan assets at beginning of year	$26,050	$36,198
Expected return on plan assets	1,015	1,258
Actuarial loss	(910)	(7,305)
Employer contributions	70	70
Plan participants' contributions	19	19
Benefits paid	(318)	(514)
Foreign currency exchange rate changes	1,394	(3,676)
Fair value of plan assets at end of year	$27,320	$26,050

The fair values of the assets above do not include any of the Company's own financial instruments, property occupied by, or other assets used by, the Company.

The following amounts were recorded in the Consolidated Statement of Operations as components of the net periodic benefit (credit)/cost:

	December 31, 2023	December 31, 2022	December 31, 2021
	(in thousands)
Service cost	$42	$117	$134
Interest cost	975	672	665
Expected return on plan assets	(1,015)	(1,258)	(1,171)
Amortization of net (gain)/loss	(274)	228	625
Net periodic benefit (credit)/cost	$(272)	$(241)	$253

The following assumptions were used at the commencement of the year in determining the net periodic pension benefit (credit)/cost for the years ended December 31, 2023, December 31, 2022 and December 31, 2021:

	December 31, 2023	December 31, 2022	December 31, 2021
Discount rate	4.9%	1.8%	1.5%
Rate of compensation increase	3.6%	3.7%	3.4%
Expected rate of return on plan assets	3.8%	3.8%	3.4%

Other comprehensive income/(loss)	December 31, 2023	December 31, 2022	December 31, 2021
	(in thousands)
Actuarial gain - benefit obligation	$(335)	$(18,636)	$(2,097)
Actuarial loss/(gain) - plan assets	910	7,305	(1,176)
Amortization of net gain/(loss) recognized in net periodic benefit (credit)/cost	274	(228)	(625)
Total	$849	$(11,559)	$(3,898)

The estimated net loss and prior service cost for the defined benefit pension plan that will be amortized from accumulated other comprehensive income/(loss) into net periodic benefit cost over the next year are $0.2 million and $nil respectively.

Benefit Obligation

The following assumptions were used in determining the benefit obligation at December 31, 2023 and December 31, 2022:

	December 31, 2023	December 31, 2022
Discount rate	4.8%	4.9%
Rate of compensation increase	3.0%	3.6%

A single discount rate is used which, when used to discount the projected benefit cash flows underlying a pension scheme with a 19 year duration, gives the same result as a full AA corporate bond yield curve.

Actuarial gains on the benefit obligation during 2023 resulted from changes in the assumptions compared to those adopted at December 2022. Changes in the assumptions reflect the changes in market conditions from December 2022 to December 2023.

Plan Assets

The Company's pension plan asset allocation is as follows:

Asset Category	December 31, 2023	December 31, 2022
Government Bonds	78%	88%
Diversified Bonds	22%	12%
	100%	100%

During 2022, the scheme's asset strategy changed to align the plan assets more closely with government and diversified bonds. There is no self-investment in employer related assets. The Company’s assumption for the expected return on plan assets was determined by the weighted average of the long-term expected rate of return on each of the asset classes invested as of the balance sheet date. The expected long-term rate of return on assets is 3.8% at December 31, 2023 and December 31, 2022, respectively.

Plan Asset Fair Value Measurements

	December 31, 2023	December 31, 2022
	(in thousands)
Government Bonds	$21,312	$22,887
Diversified Bonds	$6,008	$3,163
	$27,320	$26,050

The value of assets held by the plan are represented by quoted prices in active markets for identical assets and are therefore classified as level 1 investments.
Cash Flows

The Company expects to contribute $0.1 million to the pension fund in the year ending December 31, 2024. The following annual benefit payments, which reflect expected future service as appropriate, are expected to be paid.

(in thousands)
2024	$379
2025	420
2026	679
2027	662
2028	612
Years 2029 - 2033	4,028

The expected cash flows are estimated figures based on the members expected to retire over the next 10 years assuming no early retirements, withdrawals or commutation of pension for cash. At the present time it is not clear whether annuities will be purchased when members reach retirement or whether pensions will be paid each month out of scheme assets. The cash flows above have been estimated on the assumption that pensions will be paid monthly out of scheme assets. If annuities are purchased, then the expected benefit payments will be significantly different from those shown above.
Aptiv Solutions pension plan

On May 7, 2014 the Company acquired 100% of the common stock of Aptiv Solutions ("Aptiv"). The Company has a defined benefit plan covering its employees in Switzerland as mandated by the Swiss government. Benefits are based on the employee's years of service and compensation. The plan is managed externally and the related pension costs and liabilities are assessed in accordance with the advice of a professionally qualified actuary. Plan assets at December 31, 2023 and December 31, 2022 consist of units held in independently administered funds. Pension plan disclosures are presented in the following tables in accordance with the requirements of ASC 715-20, Defined Benefit Plans - General.

Funded deficit	December 31, 2023	December 31, 2022
	(in thousands)
Projected benefit obligation	$(6,441)	$(5,806)
Fair value of plan assets	6,261	5,681
Funded deficit	$(180)	$(125)

The funded deficit at December 31, 2023 and December 31, 2022 are included in non-current other liabilities on the Consolidated Balance Sheet.

The change in benefit obligation is presented in the following table. The discount rates used in calculating the benefit obligation in years ended December 31, 2023 and December 31, 2022 were 1.5% and 2.3%, respectively.

Change in benefit obligation	December 31, 2023	December 31, 2022
	(in thousands)
Benefit obligation at beginning of year	$5,806	$7,643
Service cost	109	146
Interest cost	136	30
Plan participants' contributions	93	82
Settlement	(645)	(218)
Prior service cost	(13)	(23)
Benefits paid and transferred balances	(134)	(182)
Actuarial loss/(gain)	511	(1,527)
Foreign currency exchange rate changes	578	(145)
Benefit obligation at end of year	$6,441	$5,806

Change in plan assets	December 31, 2023	December 31, 2022
	(in thousands)
Fair value of plan assets at beginning of year	$5,681	$6,964
Expected return on plan assets	133	29
Actuarial gain/(loss)	356	(987)
Scheme contributions	215	114
Plan participants' contributions	93	82
Benefits paid and transferred balances	(134)	(182)
Settlement	(645)	(218)
Foreign currency exchange rate changes	562	(121)
Fair value of plan assets at end of year	$6,261	$5,681

The fair values of the assets above do not include any of the Company's own financial instruments, property occupied by, or other assets used by, the Company.
PRA Switzerland AG pension plan

On July 1, 2021, the Company completed the Acquisition of PRA. PRA Switzerland AG, a subsidiary of the Company has a defined benefit plan covering its employees in Switzerland as mandated by the Swiss government. Benefits are based on the employee's years of service and compensation. The plan is managed externally and the related pension costs and liabilities are assessed in accordance with the advice of a professionally qualified actuary. Plan assets at December 31, 2023 consist of units held in independently administered funds. Pension plan disclosures are presented in the following tables in accordance with the requirements of ASC 715-20, Defined Benefit Plans - General.

Funded deficit	December 31, 2023	December 31, 2022
	(in thousands)
Projected benefit obligation	$(7,747)	$(5,345)
Fair value of plan assets	5,529	4,059
Funded deficit	$(2,218)	$(1,286)

The funded deficit at December 31, 2023 and December 31, 2022 are included in non-current other liabilities on the Consolidated Balance Sheet.

The change in benefit obligation is presented in the following table. The discount rate used in calculating the benefit obligation in years ended December 31, 2023 and December 31, 2022 was 1.5% and 2.3%, respectively.

Change in benefit obligation	December 31, 2023	December 31, 2022
	(in thousands)
Benefit obligation at beginning of period	$5,345	$4,990
Service cost	417	404
Interest cost	132	20
Plan participants’ contributions	456	325
Settlement	(753)	(844)
Benefits paid and transferred balances	795	1,125
Actuarial loss/(gain)	711	(627)
Foreign currency exchange rate changes	644	(48)
Benefit obligation at end of year	$7,747	$5,345

Change in plan assets	December 31, 2023	December 31, 2022
	(in thousands)
Fair value of plan assets at beginning of period	$4,059	$3,017
Expected return on plan assets	101	29
Actuarial (loss)/gain	(52)	87
Scheme contributions	456	325
Plan participants’ contributions	456	325
Benefits paid and transferred balances	795	1,125
Settlement	(753)	(844)
Foreign currency exchange rate changes	467	(5)
Fair value of plan assets at end of year	$5,529	$4,059

The fair values of the assets above do not include any of the Company's own financial instruments, property occupied by, or other assets used by, the Company.